Document and Entity Information	Sep. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 20, 2024
Entity Registrant Name	Tamboran Resources Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-42149
Entity Tax Identification Number	93-4111196
Entity Address Address Line 1	Suite 01, Level 39, Tower One, International Towers Sydney
Entity Address Address Line 2	100 Barangaroo Avenue
Entity Address City Or Town	Barangaroo
Entity Address Postal Zip Code	NSW 2000
Entity Address Country	AU
Country Region	61
City Area Code	2
Local Phone Number	8330 6626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	TBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001997652